Schedule of Investments TCW Transform 500 ETF July 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc.*	1,130	$853,704
Boeing Co.*	11,388	2,526,314
General Dynamics Corp.	3,702	1,153,580
General Electric Co.	16,333	4,427,549
HEICO Corp.	646	211,113
HEICO Corp., Class A	1,174	302,998
Howmet Aerospace, Inc.	5,916	1,063,519
L3Harris Technologies, Inc.	2,842	781,038
Lockheed Martin Corp.	3,054	1,285,673
Northrop Grumman Corp.	2,203	1,270,272
RTX Corp.	20,312	3,200,562
Textron, Inc.	2,750	213,868
TransDigm Group, Inc.	815	1,310,895
		18,601,085
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	2,033	236,316
FedEx Corp.	3,434	767,465
United Parcel Service, Inc., Class B	11,122	958,271
		1,962,052
Automobile Components - 0.0%†
Aptiv plc*	3,453	237,014
Automobiles - 1.7%
Ford Motor Co.	59,897	663,060
General Motors Co.	14,719	785,111
Tesla, Inc.*	42,670	13,153,881
		14,602,052
Banks - 3.6%
Bank of America Corp.	104,214	4,926,195
Citigroup, Inc.	28,706	2,689,752
Citizens Financial Group, Inc.	6,697	319,581
Fifth Third Bancorp	10,144	421,686
First Citizens BancShares, Inc., Class A	155	309,188
Huntington Bancshares, Inc.	21,992	361,329
JPMorgan Chase & Co.	42,593	12,617,749
KeyCorp	14,355	257,242
M&T Bank Corp.	2,528	477,034
PNC Financial Services Group, Inc. (The)	6,062	1,153,417
Regions Financial Corp.	13,077	331,240
Truist Financial Corp.	19,884	869,130
US Bancorp	23,694	1,065,282
Wells Fargo & Co.	50,150	4,043,595
		29,842,420
Investments	Shares	Value
Beverages - 1.0%
Brown-Forman Corp., Class B	4,455	$128,527
Coca-Cola Co.	59,579	4,044,818
Constellation Brands, Inc., Class A	2,318	387,199
Keurig Dr Pepper, Inc.	18,522	604,743
Monster Beverage Corp.*	10,440	613,350
PepsiCo, Inc.	20,964	2,891,355
		8,669,992
Biotechnology - 1.7%
AbbVie, Inc.	26,921	5,088,607
Alnylam Pharmaceuticals, Inc.*	1,965	770,752
Amgen, Inc.	8,196	2,418,640
Biogen, Inc.*	2,156	275,968
BioMarin Pharmaceutical, Inc.*	2,904	167,996
Gilead Sciences, Inc.	19,000	2,133,510
Incyte Corp.*	2,464	184,529
Natera, Inc.*	2,003	267,721
Regeneron Pharmaceuticals, Inc.	1,578	860,736
Vertex Pharmaceuticals, Inc.*	3,925	1,793,215
		13,961,674
Broadline Retail - 4.5%
Amazon.com, Inc.*	147,698	34,577,578
Coupang, Inc., Class A*	18,686	549,929
eBay, Inc.	7,106	651,976
MercadoLibre, Inc.*	717	1,702,079
		37,481,562
Building Products - 0.5%
Builders FirstSource, Inc.*	1,727	219,554
Carlisle Cos, Inc.	660	234,109
Carrier Global Corp.	12,367	848,624
Johnson Controls International plc	10,066	1,056,929
Lennox International, Inc.	498	303,282
Masco Corp.	3,213	218,902
Trane Technologies plc	3,400	1,489,471
		4,370,871
Capital Markets - 3.6%
Ameriprise Financial, Inc.	1,460	756,557
Ares Management Corp., Class A	3,094	574,030
Bank of New York Mellon Corp. (The)	10,527	1,067,964
Blackrock, Inc.	2,119	2,343,635
Blackstone, Inc.	11,149	1,928,331
Carlyle Group, Inc. (The)	3,284	199,207
Charles Schwab Corp. (The)	25,957	2,536,778
CME Group, Inc., Class A	5,484	1,526,088
Coinbase Global, Inc., Class A*	3,061	1,156,323

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2025 (Unaudited)

Investments	Shares	Value
FactSet Research Systems, Inc.	579	$233,279
Goldman Sachs Group, Inc. (The)	4,758	3,442,840
Interactive Brokers Group, Inc., Class A	6,607	433,155
Intercontinental Exchange, Inc.	8,719	1,611,533
KKR & Co., Inc.	10,144	1,486,908
LPL Financial Holdings, Inc.	1,219	482,395
Moody’s Corp.	2,390	1,232,595
Morgan Stanley	18,964	2,701,611
MSCI, Inc., Class A	1,141	640,512
Nasdaq, Inc.	5,903	567,987
Northern Trust Corp.	2,964	385,320
Raymond James Financial, Inc.	2,650	442,895
Robinhood Markets, Inc., Class A*	11,163	1,150,347
S&P Global, Inc.	4,693	2,586,312
State Street Corp.	4,393	490,918
T Rowe Price Group, Inc.	3,384	343,307
		30,320,827
Chemicals - 1.1%
Air Products & Chemicals, Inc.	3,388	975,337
CF Industries Holdings, Inc.	2,521	234,024
Corteva, Inc.	10,444	753,326
Dow, Inc.	10,684	248,830
DuPont de Nemours, Inc.	6,369	457,931
Ecolab, Inc.	3,874	1,014,058
International Flavors & Fragrances, Inc.	3,893	276,520
Linde plc	7,246	3,335,044
LyondellBasell Industries NV, Class A	3,942	228,360
PPG Industries, Inc.	3,461	365,136
Sherwin-Williams Co.	3,545	1,172,970
		9,061,536
Commercial Services & Supplies - 0.5%
Cintas Corp.	5,280	1,175,064
Copart, Inc.*	12,812	580,768
Republic Services, Inc., Class A	3,123	720,320
Rollins, Inc.	4,487	256,970
Veralto Corp.	3,605	377,912
Waste Management, Inc.	5,601	1,283,526
		4,394,560
Communications Equipment - 0.9%
Arista Networks, Inc.*	15,733	1,938,620
Cisco Systems, Inc. (Delaware)	60,596	4,125,376
Motorola Solutions, Inc.	2,548	1,118,521
		7,182,517
Investments	Shares	Value
Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	537	$377,672
EMCOR Group, Inc.	678	425,438
Quanta Services, Inc.	2,219	901,203
		1,704,313
Construction Materials - 0.2%
CRH plc	10,356	988,481
Martin Marietta Materials, Inc.	923	530,614
Vulcan Materials Co.	2,024	555,932
		2,075,027
Consumer Finance - 0.6%
American Express Co.	8,398	2,513,605
Capital One Financial Corp.	9,678	2,080,770
Synchrony Financial	5,798	403,947
		4,998,322
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	6,769	6,360,422
Dollar General Corp.	3,343	350,681
Dollar Tree, Inc.*	3,103	352,346
Kroger Co.	9,362	656,276
Sprouts Farmers Market, Inc.*	1,494	226,401
Sysco Corp.	7,460	593,816
Target Corp.	6,921	695,561
US Foods Holding Corp.*	3,490	290,822
Walmart, Inc.	66,024	6,469,031
		15,995,356
Containers & Packaging - 0.2%
Amcor plc	34,785	325,240
Avery Dennison Corp.	1,198	200,988
Ball Corp.	4,078	233,506
International Paper Co.	7,936	370,928
Packaging Corp. of America	1,358	263,113
Smurfit WestRock plc	7,873	349,404
		1,743,179
Distributors - 0.1%
Genuine Parts Co.	2,114	272,452
Pool Corp.	561	172,867
		445,319
Diversified Consumer Services - 0.0%†
Duolingo, Inc., Class A*	593	205,504
Diversified REITs - 0.0%†
WP Carey, Inc.	3,311	212,434

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2025 (Unaudited)

Investments	Shares	Value
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	109,410	$2,998,928
Verizon Communications, Inc.	64,105	2,741,130
		5,740,058
Electric Utilities - 1.5%
American Electric Power Co., Inc.	7,854	888,602
Constellation Energy Corp.	4,760	1,655,718
Duke Energy Corp.	11,752	1,429,513
Edison International	5,849	304,850
Entergy Corp.	6,786	613,658
Evergy, Inc.	3,499	247,729
Eversource Energy	5,352	353,767
Exelon Corp.	15,394	691,806
FirstEnergy Corp.	7,866	335,957
NextEra Energy, Inc.	31,253	2,220,839
NRG Energy, Inc.	3,062	511,966
PG&E Corp.	33,381	468,002
PPL Corp.	10,756	383,882
Southern Co.	16,630	1,571,202
Xcel Energy, Inc.	8,756	643,041
		12,320,532
Electrical Equipment - 1.0%
AMETEK, Inc.	3,512	649,193
Eaton Corp. plc	6,026	2,318,323
Emerson Electric Co.	8,590	1,249,931
GE Vernova, Inc.	4,162	2,748,127
Hubbell, Inc., Class B	815	356,546
Rockwell Automation, Inc.	1,724	606,348
Vertiv Holdings Co., Class A	5,712	831,667
		8,760,135
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	18,365	1,956,056
CDW Corp.	2,007	349,981
Corning, Inc.	11,487	726,438
Jabil, Inc.	1,519	338,995
Keysight Technologies, Inc.*	2,625	430,264
TE Connectivity plc	4,517	929,373
Teledyne Technologies, Inc.*	715	393,979
Trimble, Inc.*	3,634	304,856
Zebra Technologies Corp., Class A*	779	264,097
		5,694,039
Energy Equipment & Services - 0.2%
Baker Hughes Co., Class A	15,088	679,714
Halliburton Co.	13,096	293,350
Schlumberger NV	22,617	764,455
		1,737,519
Investments	Shares	Value
Entertainment - 1.7%
Electronic Arts, Inc.	3,627	$553,081
Liberty Media Corp.-Liberty Formula One, Class A*	356	32,083
Liberty Media Corp.-Liberty Formula One, Class C*	3,235	324,632
Live Nation Entertainment, Inc.*	2,188	323,168
Netflix, Inc.*	6,518	7,556,970
ROBLOX Corp., Class A*	9,181	1,265,050
Take-Two Interactive Software, Inc.*	2,569	572,193
Walt Disney Co.	27,565	3,283,267
Warner Bros Discovery, Inc.*	34,553	455,063
		14,365,507
Financial Services - 4.2%
Apollo Global Management, Inc.	6,776	984,688
Berkshire Hathaway, Inc., Class B*	28,049	13,235,763
Block, Inc., Class A*	8,524	658,564
Corebridge Financial, Inc.	3,668	130,434
Corpay, Inc.*	1,028	332,095
Fidelity National Information Services, Inc.	8,010	636,074
Fiserv, Inc.*	8,395	1,166,401
Global Payments, Inc.	3,719	297,334
Mastercard, Inc., Class A	12,500	7,080,875
PayPal Holdings, Inc.*	14,889	1,023,768
Toast, Inc., Class A*	7,552	368,840
Visa, Inc., Class A	26,278	9,078,261
		34,993,097
Food Products - 0.5%
Archer-Daniels-Midland Co.	6,912	374,492
Conagra Brands, Inc.	7,274	132,823
General Mills, Inc.	8,342	408,591
Hershey Co.	2,249	418,607
Hormel Foods Corp.	4,416	124,045
J M Smucker Co.	1,599	171,637
Kellanova	4,157	331,853
Kraft Heinz Co.	13,266	364,284
McCormick & Co., Inc.	3,832	270,654
Mondelez International, Inc., Class A	19,754	1,277,887
Tyson Foods, Inc., Class A	4,145	216,784
		4,091,657
Gas Utilities - 0.0%†
Atmos Energy Corp.	2,415	376,547

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2025 (Unaudited)

Investments	Shares	Value
Ground Transportation - 0.9%
CSX Corp.	28,644	$1,018,008
JB Hunt Transport Services, Inc.	1,219	175,597
Norfolk Southern Corp.	3,448	958,544
Old Dominion Freight Line, Inc.	2,716	405,363
Uber Technologies, Inc.*	32,044	2,811,861
Union Pacific Corp.	9,101	2,020,149
		7,389,522
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	26,445	3,337,095
Align Technology, Inc.*	1,082	139,589
Baxter International, Inc.	7,813	170,011
Becton Dickinson & Co.	4,378	780,379
Boston Scientific Corp.*	22,451	2,355,559
Cooper Cos, Inc. (The)*	3,018	213,342
Dexcom, Inc.*	5,946	480,258
Edwards Lifesciences Corp.*	8,921	707,525
GE HealthCare Technologies, Inc.	6,928	494,105
Hologic, Inc.*	3,415	228,190
IDEXX Laboratories, Inc.*	1,226	655,064
Insulet Corp.*	1,064	306,858
Intuitive Surgical, Inc.*	5,404	2,599,810
Medtronic plc	19,556	1,764,733
ResMed, Inc.	2,241	609,418
STERIS plc	1,451	328,637
Stryker Corp.	5,510	2,163,942
Zimmer Biomet Holdings, Inc.	3,036	278,249
		17,612,764
Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	3,710	575,866
Cencora, Inc.	2,791	798,449
Centene Corp.*	7,147	186,322
Cigna Group (The)	4,033	1,078,344
CVS Health Corp.	19,123	1,187,538
Elevance Health, Inc.	3,438	973,229
HCA Healthcare, Inc.	2,665	943,383
Humana, Inc.	1,834	458,262
Labcorp Holdings, Inc.	1,277	332,122
McKesson Corp.	1,911	1,325,355
Molina Healthcare, Inc.*	817	128,980
Quest Diagnostics, Inc.	1,691	283,090
UnitedHealth Group, Inc.	13,865	3,460,150
		11,731,090
Investments	Shares	Value
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	2,266	$173,190
Ventas, Inc.	6,345	426,257
Welltower, Inc.	9,887	1,632,048
		2,231,495
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	2,282	648,544
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc., Class A*	6,363	842,525
Booking Holdings, Inc.	498	2,741,022
Carnival Corp.*	16,472	490,371
Chipotle Mexican Grill, Inc., Class A*	20,401	874,795
Darden Restaurants, Inc.	1,786	360,183
Domino’s Pizza, Inc.	483	223,730
DoorDash, Inc., Class A*	5,510	1,378,878
DraftKings, Inc., Class A*	7,425	334,422
Expedia Group, Inc.	1,855	334,308
Flutter Entertainment plc*	2,528	764,113
Hilton Worldwide Holdings, Inc.	3,552	952,220
Las Vegas Sands Corp.	5,635	295,274
Marriott International, Inc., Class A	3,460	912,852
McDonald’s Corp.	10,927	3,278,866
Royal Caribbean Cruises Ltd.	3,813	1,212,038
Starbucks Corp.	17,315	1,543,805
Yum! Brands, Inc.	4,274	616,097
		17,155,499
Household Durables - 0.3%
DR Horton, Inc.	4,201	600,071
Garmin Ltd.	2,465	539,243
Lennar Corp., Class A	3,475	389,826
Lennar Corp., Class B	145	15,541
NVR, Inc.*	43	324,628
PulteGroup, Inc.	3,050	344,406
		2,213,715
Household Products - 0.9%
Church & Dwight Co., Inc.	3,757	352,294
Clorox Co.	1,890	237,308
Colgate-Palmolive Co.	12,459	1,044,687
Kimberly-Clark Corp.	5,075	632,447
Procter & Gamble Co.	35,755	5,380,055
		7,646,791
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	5,149	1,073,772

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2025 (Unaudited)

Investments	Shares	Value
Industrial Conglomerates - 0.4%
3M Co.	8,206	$1,224,499
Honeywell International, Inc.	9,808	2,180,809
		3,405,308
Industrial REITs - 0.2%
Prologis, Inc.	14,089	1,504,423
Insurance - 1.9%
Aflac, Inc.	7,539	749,075
Allstate Corp. (The)	4,034	819,911
American International Group, Inc.	8,832	685,628
Aon plc, Class A	3,305	1,175,622
Arch Capital Group Ltd.	5,679	488,735
Arthur J Gallagher & Co.	3,879	1,114,243
Brown & Brown, Inc.	4,281	391,155
Chubb Ltd.	5,682	1,511,639
Cincinnati Financial Corp.	2,361	348,271
Erie Indemnity Co., Class A	384	136,796
Everest Group Ltd.	649	217,934
Hartford Insurance Group, Inc. (The)	4,310	536,121
Loews Corp.	2,665	241,289
Markel Group, Inc.*	181	363,500
Marsh & McLennan Cos, Inc.	7,518	1,497,586
MetLife, Inc.	8,715	661,904
Principal Financial Group, Inc.	3,413	265,634
Progressive Corp. (The)	8,911	2,156,818
Prudential Financial, Inc.	5,422	561,611
Travelers Cos, Inc. (The)	3,476	904,594
W R Berkley Corp.	4,377	301,181
Willis Towers Watson plc	1,450	457,925
		15,587,172
Interactive Media & Services - 7.0%
Alphabet, Inc., Class A	88,942	17,067,970
Alphabet, Inc., Class C	78,119	15,066,030
Meta Platforms, Inc., Class A	33,392	25,826,708
Pinterest, Inc., Class A*	9,075	350,295
Reddit, Inc., Class A*	1,804	289,704
Snap, Inc., Class A*	16,119	152,002
		58,752,709
IT Services - 1.3%
Accenture plc, Class A	9,518	2,542,258
Akamai Technologies, Inc.*	2,291	174,826
Cloudflare, Inc., Class A*	4,690	974,019
Cognizant Technology Solutions Corp., Class A	7,516	539,348
Gartner, Inc.*	1,155	391,141
GoDaddy, Inc., Class A*	2,165	349,821
Investments	Shares	Value
International Business Machines Corp.	14,099	$3,569,161
MongoDB, Inc., Class A*	1,197	284,754
Okta, Inc., Class A*	2,526	247,043
Snowflake, Inc., Class A*	4,967	1,110,125
Twilio, Inc., Class A*	2,224	286,896
VeriSign, Inc.	1,216	326,946
		10,796,338
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	4,344	498,735
Danaher Corp.	9,748	1,921,916
Illumina, Inc.*	2,358	242,190
IQVIA Holdings, Inc.*	2,661	494,573
Mettler-Toledo International, Inc.*	318	392,310
Thermo Fisher Scientific, Inc.	5,756	2,691,966
Waters Corp.*	902	260,462
West Pharmaceutical Services, Inc.	1,095	261,990
		6,764,142
Machinery - 1.5%
Caterpillar, Inc.	7,288	3,192,290
CNH Industrial NV	13,422	173,949
Cummins, Inc.	2,096	770,532
Deere & Co.	3,803	1,994,179
Dover Corp.	2,093	379,126
Fortive Corp.	5,177	248,134
IDEX Corp.	1,094	178,880
Illinois Tool Works, Inc.	4,489	1,149,049
Ingersoll Rand, Inc.	6,160	521,321
Otis Worldwide Corp.	6,018	515,682
PACCAR, Inc.	7,840	774,278
Parker-Hannifin Corp.	1,881	1,376,704
Snap-on, Inc.	776	249,243
Westinghouse Air Brake Technologies Corp.	2,605	500,290
Xylem, Inc./NY	3,672	531,045
		12,554,702
Media - 0.4%
Charter Communications, Inc., Class A*	1,464	394,343
Comcast Corp., Class A	56,788	1,887,065
Fox Corp., Class A	3,202	178,544
Fox Corp., Class B	2,033	103,968
News Corp., Class A	5,770	169,176
News Corp., Class B	1,573	52,570
Omnicom Group, Inc.	2,980	214,709
Trade Desk, Inc. (The), Class A*	6,895	599,589
		3,599,964

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2025 (Unaudited)

Investments	Shares	Value
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	21,347	$859,003
Newmont Corp.	16,954	1,052,843
Nucor Corp.	3,539	506,325
Reliance, Inc.	801	232,394
Southern Copper Corp.	1,361	128,152
Steel Dynamics, Inc.	2,135	272,341
		3,051,058
Multi-Utilities - 0.6%
Ameren Corp.	4,111	415,745
CenterPoint Energy, Inc.	9,943	385,987
CMS Energy Corp.	4,545	335,421
Consolidated Edison, Inc.	5,384	557,244
Dominion Energy, Inc.	12,995	759,558
DTE Energy Co.	3,142	434,884
NiSource, Inc.	7,110	301,820
Public Service Enterprise Group, Inc.	7,591	681,596
Sempra	9,940	811,899
WEC Energy Group, Inc.	4,695	512,131
		5,196,285
Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy, Inc.	3,414	805,294
Chevron Corp.	29,113	4,414,695
ConocoPhillips	19,382	1,847,880
Coterra Energy, Inc.	11,546	281,607
Devon Energy Corp.	9,329	309,909
Diamondback Energy, Inc.	2,893	430,073
EOG Resources, Inc.	8,393	1,007,328
EQT Corp.	8,976	482,460
Expand Energy Corp.	3,469	363,482
Exxon Mobil Corp.	66,098	7,379,181
Kinder Morgan, Inc.	29,962	840,734
Marathon Petroleum Corp.	4,761	810,275
Occidental Petroleum Corp.	9,984	438,697
ONEOK, Inc.	9,465	777,171
Phillips 66	6,200	766,196
Targa Resources Corp.	3,298	548,820
Texas Pacific Land Corp.	290	280,758
Valero Energy Corp.	4,787	657,303
Williams Cos, Inc. (The)	18,520	1,110,274
		23,552,137
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	9,926	528,162
Southwest Airlines Co.	7,820	241,873
United Airlines Holdings, Inc.*	4,982	439,960
		1,209,995
Investments	Shares	Value
Personal Care Products - 0.1%
Estee Lauder Cos, Inc. (The), Class A	3,535	$329,957
Kenvue, Inc.	26,425	566,552
		896,509
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	31,026	1,343,736
Eli Lilly & Co.	12,212	9,037,736
Johnson & Johnson	36,706	6,046,946
Merck & Co., Inc.	38,639	3,018,479
Pfizer, Inc.	86,411	2,012,512
Zoetis, Inc., Class A	6,803	991,809
		22,451,218
Professional Services - 0.6%
Automatic Data Processing, Inc.	6,217	1,924,161
Booz Allen Hamilton Holding Corp., Class A	1,859	199,526
Broadridge Financial Solutions, Inc.	1,787	442,300
Equifax, Inc.	1,877	450,912
Jacobs Solutions, Inc.	1,867	264,871
Leidos Holdings, Inc.	1,844	294,395
Paychex, Inc.	4,935	712,269
SS&C Technologies Holdings, Inc.	3,284	280,716
TransUnion	2,951	280,906
Verisk Analytics, Inc., Class A	2,139	596,161
		5,446,217
Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A*	4,532	705,814
CoStar Group, Inc.*	6,071	577,898
		1,283,712
Residential REITs - 0.2%
AvalonBay Communities, Inc.	2,085	388,394
Equity Residential	5,234	330,789
Essex Property Trust, Inc.	935	243,268
Invitation Homes, Inc.	8,501	260,556
Mid-America Apartment Communities, Inc.	1,776	252,956
Sun Communities, Inc.	1,811	224,618
		1,700,581
Retail REITs - 0.2%
Realty Income Corp.	13,596	763,143
Simon Property Group, Inc.	4,950	810,761
		1,573,904

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2025 (Unaudited)

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 12.8%
Advanced Micro Devices, Inc.*	24,695	$4,353,975
Analog Devices, Inc.	7,567	1,699,775
Applied Materials, Inc.	12,376	2,228,423
Broadcom, Inc.	70,115	20,592,775
First Solar, Inc.*	1,551	271,006
Intel Corp.	66,512	1,316,938
KLA Corp.	2,026	1,780,915
Lam Research Corp.	19,600	1,858,864
Marvell Technology, Inc.	13,117	1,054,213
Microchip Technology, Inc.	8,250	557,618
Micron Technology, Inc.	16,891	1,843,484
Monolithic Power Systems, Inc.	697	495,734
NVIDIA Corp.	359,792	63,996,202
NXP Semiconductors NV	3,743	800,141
ON Semiconductor Corp.*	6,429	362,338
QUALCOMM, Inc.	16,864	2,474,961
Teradyne, Inc.	2,450	263,204
Texas Instruments, Inc.	13,908	2,518,182
		108,468,748
Software - 12.2%
Adobe, Inc.*	6,499	2,324,627
AppLovin Corp., Class A*	3,552	1,387,766
Atlassian Corp., Class A*	2,478	475,231
Autodesk, Inc.*	3,245	983,592
Cadence Design Systems, Inc.*	4,174	1,521,715
Crowdstrike Holdings, Inc., Class A*	3,651	1,659,635
Datadog, Inc., Class A*	4,555	637,609
Docusign, Inc., Class A*	3,095	234,106
Dynatrace, Inc.*	4,533	238,481
Fair Isaac Corp.*	362	520,093
Fortinet, Inc.*	9,918	990,808
Gen Digital, Inc.	8,655	255,236
Guidewire Software, Inc.*	1,269	287,073
HubSpot, Inc.*	759	394,414
Intuit, Inc.	4,268	3,350,935
Microsoft Corp.	113,368	60,481,827
MicroStrategy, Inc., Class A*	3,919	1,574,889
Nutanix, Inc., Class A*	3,896	292,862
Oracle Corp.	24,736	6,277,255
Palantir Technologies, Inc., Class A*	32,483	5,143,683
Palo Alto Networks, Inc.*	10,076	1,749,194
PTC, Inc.*	1,816	390,095
Roper Technologies, Inc.	1,622	892,749
Salesforce, Inc.	14,111	3,645,295
ServiceNow, Inc.*	3,149	2,969,885
Synopsys, Inc.*	2,815	1,783,218
Investments	Shares	Value
Tyler Technologies, Inc.*	655	$382,887
Workday, Inc., Class A*	3,293	755,348
Zoom Communications, Inc., Class A*	3,654	270,579
Zscaler, Inc.*	1,460	416,918
		102,288,005
Specialized REITs - 0.8%
American Tower Corp.	7,108	1,481,236
Crown Castle, Inc.	6,296	661,647
Digital Realty Trust, Inc.	4,801	847,088
Equinix, Inc.	1,492	1,171,474
Extra Space Storage, Inc.	3,119	419,069
Iron Mountain, Inc.	4,498	437,925
Public Storage	2,413	656,191
SBA Communications Corp., Class A	1,643	369,215
VICI Properties, Inc., Class A	16,074	524,012
Weyerhaeuser Co.	10,552	264,328
		6,832,185
Specialty Retail - 1.8%
AutoZone, Inc.*	255	960,937
Best Buy Co., Inc.	2,975	193,554
Burlington Stores, Inc.*	956	260,950
Carvana Co., Class A*	1,997	779,169
Home Depot, Inc. (The)	15,131	5,560,794
Lowe’s Cos, Inc.	8,539	1,909,064
O’Reilly Automotive, Inc.*	12,923	1,270,589
Ross Stores, Inc.	4,930	673,142
TJX Cos, Inc. (The)	17,181	2,139,550
Tractor Supply Co.	7,758	441,818
Ulta Beauty, Inc.*	687	353,812
Williams-Sonoma, Inc.	1,873	350,345
		14,893,724
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	228,829	47,498,035
Dell Technologies, Inc., Class C	4,498	596,839
Hewlett Packard Enterprise Co.	20,030	414,421
HP, Inc.	14,350	355,880
NetApp, Inc.	3,147	327,697
Pure Storage, Inc., Class A*	4,679	278,494
Seagate Technology Holdings plc	3,109	488,144
Super Micro Computer, Inc.*	8,044	474,355
Western Digital Corp.	5,250	413,123
		50,846,988

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2025 (Unaudited)

Investments	Shares	Value
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp.*	2,307	$244,934
Lululemon Athletica, Inc.*	1,606	322,051
NIKE, Inc., Class B	17,760	1,326,495
		1,893,480
Tobacco - 0.7%
Altria Group, Inc.	25,843	1,600,715
Philip Morris International, Inc.	23,648	3,879,455
		5,480,170
Trading Companies & Distributors - 0.4%
Fastenal Co.	17,414	803,308
Ferguson Enterprises, Inc.	3,057	682,720
United Rentals, Inc.	999	882,057
Watsco, Inc.	530	238,966
WW Grainger, Inc.	690	717,283
		3,324,334
Water Utilities - 0.0%†
American Water Works Co., Inc.	2,969	416,373
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	7,051	1,681,029
Total Common Stocks
(Cost $648,254,890)		839,301,309
Investments	Principal	Value
Short-Term Investments - 0.0%†
Time Deposit - 0.0%†
Sumitomo Mitsui Banking Corp., London 3.68% 8/1/2025
(Cost $238,434)	$238,434	$238,434
Total Investments - 99.9%
(Cost $648,493,324)		$839,539,743
Other Assets Less Liabilities - 0.1%		427,153
Net Assets - 100.0%		$839,966,896

*	Non-income producing security.
†	Represents less than 0.05%.

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2025 (Unaudited)

Futures Contracts Purchased

TCW Transform 500 ETF had the following open long futures contracts as of July 31, 2025:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 Micro E-Mini Index	19	9/19/2025	USD	$605,554	$4,675

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$839,301,309	$–	$–	$839,301,309
Short-Term Investments
Time Deposit	238,434	–	–	238,434
Total Investments	$839,539,743	$–	$–	$839,539,743
Other Financial Instruments
Assets
Futures Contracts**	$4,675	$–	$–	$4,675
Total Other Financial Instruments	$4,675	$–	$–	$4,675

*	Please refer to the Schedule of Investments to view securities segregated by industry.
**	Futures Contracts Purchased.